Condensed Statements of Operations - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating Expenses
Research and development		$ 373,657	$ 298,772	$ 1,004,443	$ 850,680
General and administrative expenses (related parties - $60,508 and $2,969, respectively)		385,564	165,097	1,120,426	814,653
Share-based compensation		537,197	5,032	2,253,793	19,908
Total Operating Expenses		1,296,418	468,901	4,378,662	1,685,241
Loss from operations		(1,296,418)	(468,901)	(4,378,662)	(1,685,241)
Financial income (expenses), net		(12,045)	3,297	90,147	1,742
Gain on retirement of royalty accrual				720,632
Total other income		(12,045)	3,297	810,779	1,742
Loss before provision for income taxes		(1,308,463)	(465,604)	(3,567,883)	(1,683,499)
Provision for income taxes
Net loss		$ (1,308,463)	$ (465,604)	$ (3,567,883)	$ (1,683,499)
Net loss per common share
Basic (in Dollars per share)		$ 0	$ 0	$ (0.01)	$ 0
Weighted-average common shares outstanding
Basic (in Shares)	[1]	495,454,546	272,258,640	296,664,409	437,735,093

[1]	The number of Common and Series A Preferred Stock outstanding were retroactively adjusted as a result of a reverse merger. See Note 1 and Note 5.